LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule of basic and diluted loss per share

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss attributable to Class A and Class B ordinary shareholders	(590,174)	(1,036,086)	(766,643)
Net loss for basic and diluted earnings per share	(590,174)	(1,036,086)	(766,643)
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	54,929,910	53,386,075	54,341,213
Dilutive effect of outstanding share options	—	—	—
Denominator for diluted loss per share	54,929,910	53,386,075	54,341,213
Basic loss per Class A and Class B ordinary share	(10.74)	(19.41)	(14.11)
Diluted loss per Class A and Class B ordinary share	(10.74)	(19.41)	(14.11)